Property, Plant, And Equipment - Net (Details) - One Energy Enterprises Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense related to property, plant, and equipment	$ 1,267,615	$ 849,179	$ 3,922,933	$ 3,484,977
Asset impairment	337,651	$ 0	0	$ 748,304
Electrical infrastructure [Member]
Property, Plant and Equipment [Line Items]
Lease income	5,307,299		$ 5,489,857
Crypto Mining Assets [Member] | Short-Term Contract with Customer [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	$ 337,651